INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2019
INCOME TAXES
Schedule of deferred tax assets
	2019	2018	2017
Deferred tax assets:
Canada	$763	$135,390	$351,500
Hong Kong	546	23,638	39,714
PRC	1,756	362,828	668,168
Sub-total	3,065	521,856	1,059,382
Less: Valuation allowance	(3,065)	(521,856)	(1,059,382)
Net deferred tax assets	$-	$-	$-

Schedule of consolidated effective tax (benefit) rate
	Years Ended September 30,
	2019	2018	2017
PRC enterprise income tax rate	25.00%	25.00%	25.00%
Effect of income tax difference under different tax jurisdictions	-21.40%	-13.44%	-10.77%
Effect of valuation allowance on deferred income tax assets	-3.60%	-1.55%	6.74%
Effect of expense not deductible for tax purpose	-%	-10.01%	-20.97%
Effective tax rate	0.00%	0.00%	0.00%